Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts on trade receivables
Movement in valuation and qualifying accounts
Charges (Credits) to Earnings	$ 4
Charges (Credits) to Other Accounts	9
Balance at End of Period	13
Allowance for loan losses on mortgages receivable
Movement in valuation and qualifying accounts
Balance at Beginning of Period	22	$ 2
Charges (Credits) to Earnings	35	20	$ 2
Charges (Credits) to Other Accounts	(2)
Balance at End of Period	55	22	$ 2
Deferred tax valuation allowance
Movement in valuation and qualifying accounts
Balance at Beginning of Period	36
Charges (Credits) to Earnings	11	36
Balance at End of Period	$ 47	$ 36